Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure Of Detailed Information About Employee Costs Explanatory [Table Text Block]

($ in millions)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Wages, salaries incl. other pension costs	277.2	244.3	244.6
Social security costs	47.3	38.5	38.4

Total	324.5	282.8	283.0

Disclosure Of Number Of Employees Explanatory [Table Text Block]
The average number of employees is as follows:

(number of employees)	Year ended Dec. 31, 2021	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019
Manufacturing (incl. Logistics)	902	835	759
Sales, Marketing and Technicians	1,740	1,765	1,841
Research and Development	510	496	484
Administration	597	582	601

Total	3,749	3,678	3,685